Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Diversified REITs 4.1%
STORE Capital Corp.	343,800	12,861,558
Total Diversified REITs		12,861,558
Health Care REITs 8.2%
HCP, Inc.	225,300	8,027,439
Medical Properties Trust, Inc.	351,700	6,879,252
Ventas, Inc.	144,901	10,582,120
Total Health Care REITs		25,488,811
Hotel & Resort REITs 3.3%
Host Hotels & Resorts, Inc.	594,489	10,278,715
Total Hotel & Resort REITs		10,278,715
Industrial REITs 10.9%
Duke Realty Corp.	326,600	11,094,602
First Industrial Realty Trust, Inc.	271,661	10,746,909
ProLogis, Inc.	142,794	12,168,905
Total Industrial REITs		34,010,416
Office REITs 10.1%
Alexandria Real Estate Equities, Inc.	97,745	15,056,640
Corporate Office Properties Trust	159,775	4,758,099
Highwoods Properties, Inc.	205,530	9,236,518
Mack-Cali Realty Corp.	101,569	2,199,985
Total Office REITs		31,251,242
Residential REITs 30.3%
American Homes 4 Rent, Class A	436,630	11,304,351
AvalonBay Communities, Inc.	58,723	12,644,824
Camden Property Trust	27,800	3,086,078
Equity LifeStyle Properties, Inc.	132,174	17,658,446
Equity Residential	101,300	8,738,138
Essex Property Trust, Inc.	57,725	18,855,871
Investors Real Estate Trust	43,900	3,278,013
Invitation Homes, Inc.	420,417	12,448,547
Common Stocks (continued)
Issuer	Shares	Value ($)
Sun Communities, Inc.	43,000	6,383,350
Total Residential REITs		94,397,618
Retail REITs 6.7%
Simon Property Group, Inc.	110,844	17,252,869
SITE Centers Corp.	241,693	3,651,981
Total Retail REITs		20,904,850
Specialized REITs 25.7%
American Tower Corp.	32,620	7,213,261
Coresite Realty Corp.	55,787	6,797,646
CubeSmart	230,923	8,059,213
Digital Realty Trust, Inc.	151,214	19,629,089
Equinix, Inc.	20,891	12,049,929
Extra Space Storage, Inc.	70,800	8,270,856
Farmland Partners, Inc.	87,400	583,832
Four Corners Property Trust, Inc.	129,908	3,673,798
Life Storage, Inc.	70,600	7,441,946
National Storage Affiliates Trust	113,800	3,797,506
Outfront Media, Inc.	90,352	2,509,978
Total Specialized REITs		80,027,054
Total Real Estate		309,220,264
Total Common Stocks (Cost: $184,603,573)		309,220,264

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	1,157,241	1,157,125
Total Money Market Funds (Cost: $1,157,125)		1,157,125
Total Investments in Securities (Cost $185,760,698)		310,377,389
Other Assets & Liabilities, Net		1,082,604
Net Assets		$311,459,993
Columbia Real Estate Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	2,067,051	28,614,211	(29,524,021)	1,157,241	20	—	30,955	1,157,125
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | Quarterly Report 2019